Subsequent Events	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
10. Subsequent Events
a)	On March 2, 2016, the Company issued a $25,000 convertible debenture pursuant to the second tranche of the January 14, 2016 securities purchase agreement. Refer to Note 6(b).

b)	On March 7, 2016, the Company entered into a marketing and distribution agreement with a related party. Pursuant to the agreement the Company acquired the exclusive rights to distribute, market, and resell certain nanotechnology printed light sheets, solar panels, and batteries in 121 countries in the Caribbean and in to incorporate these products into the Company's existing and future products. In return, the Company will pay a 5% royalty on all revenues generated and issue 4,700,000 shares of newly designated Series B Preferred Stock.

c)	On March 9, 2016, the Company designated up to 4,700,000 shares as Series B Preferred Stock with a par value of $0.001 per share with the rights and restrictions as described in Note 8.

d)	On March 14, 2016, the Company issued a $40,000 convertible debenture pursuant to the third tranche of the January 14, 2016 securities purchase agreement. Refer to Note 6(b).

e)	On March 29, 2016, the Company issued a $35,000 convertible debenture pursuant to the fourth tranche of the January 14, 2016 securities purchase agreement. Refer to Note 6(b).

f)	On March 31, 2016, the Company entered into a 10% original issue discount convertible promissory note with a non-related party, whereby, the Company will receive proceeds of up to $500,000 with the first tranche of $50,000 received on March 31, 2016. Under the terms of the debenture, the amount is unsecured, bears a one-time interest charge of 12% of the principal sum, and each tranche due two years from the effective date of each payment. Each tranche is convertible into shares of common stock at any time after the effective date at the election of the holder at a conversion rate based on the lower of i) $0.20 or ii) 60% of the lowest trading price during the 25 trading days prior to conversion.